Property and Equipment, Net - Schedule of Depreciation Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	¥ 21,256	$ 3,258	¥ 20,287	¥ 5,854
Cost of Revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation	5,189		4,095	810
Sales and Marketing Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	11,350		12,801	3,865
Research and Development Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	2,837		2,729	894
General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	¥ 1,880		¥ 662	¥ 285